UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-06404)
American Strategic Income Portfolio Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/10
Date of reporting period: 05/31/10

Item 1. Schedule of Investments.
Schedule of INVESTMENTS May 31, 2010 (unaudited)
American Strategic Income Portfolio (ASP)

	DATE			FAIR
DESCRIPTION	ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)

Whole Loans ¥ p — 61.0%
Commercial Loans — 49.2%
Advance Self Storage, Lincoln, NE, 6.13%, 1/1/11 b	12/30/05	$1,362,211	$1,362,211	$1,375,833
Buca Restaurant, Maple Grove, MN, 8.63%, 1/1/11	12/27/00	802,323	802,323	810,346
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17 b	6/14/07	1,890,175	1,890,175	1,910,478
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12	9/9/02	1,453,881	1,453,881	1,497,497
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12 b	6/11/02	1,882,029	1,882,029	1,919,674
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17 b ¶	6/28/07	1,250,000	1,250,000	1,312,500
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17 b ¶	6/28/07	2,000,000	2,000,000	2,020,000
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 3/1/11 b	2/28/06	1,559,898	1,559,898	1,559,898
Naples Boat Club, Naples, FL, 6.43%, 1/1/17 b	12/28/06	1,643,028	1,643,028	1,707,944
Orchard Commons, Englewood, CO, 8.63%, 4/1/11	3/28/01	940,176	940,176	949,577
Palace Court, Santa Fe, NM, 6.68%, 11/1/11 b	10/2/06	1,871,645	1,871,645	1,890,361
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13 b ¶	8/3/06	1,900,000	1,900,000	1,961,682
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/11 b	12/23/05	1,348,080	1,348,080	1,358,327
Rockwood Galleria, Gresham, OR, 7.25%, 2/1/11 b	1/6/03	1,475,507	1,475,507	1,490,262
Stephens Center, Missoula, MT, 6.38%, 9/1/10 b	4/20/06	1,771,266	1,771,266	1,771,266
The Storage Place, Marana, AZ, 6.65%, 1/1/13 b ¶	12/20/07	3,200,000	3,200,000	3,296,000

			26,350,219	26,831,645

Multifamily Loans — 11.0%
Forest Club Apartments, Dallas, TX, 11.88%, 8/1/10 ¶	4/19/06	1,720,000	1,720,000	1,602,901
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11 b	6/3/04	1,139,667	1,139,667	1,045,348
Park Hollywood, Portland, OR, 7.38%, 6/1/12 b	5/31/02	1,076,585	1,076,585	1,108,883
Spring Creek Gardens, Plano, TX, 3.41%, 1/1/09 ¶ § Δ	12/22/05	2,050,000	2,062,813	1,287,400
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, Dallas, TX, 7.88%, 4/1/11	2/21/03	804,850	804,850	804,850
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, Dallas, TX, 11.88%, 4/1/11	2/21/03	151,057	151,057	145,982

			6,954,972	5,995,364

Single Family Loans — 0.8%
American Portfolio, 1 loan, California, 3.13%, 1/1/17	7/18/95	17,099	16,288	17,451
Anivan, 1 loan, Maryland, 3.50%, 10/1/15	6/14/96	60,810	61,204	62,635
Bank of New Mexico, 1 loan, New Mexico, 3.88%, 2/1/18	5/31/96	29,583	29,582	30,470
Bluebonnet Savings & Loan, 5 loans, Texas, 4.23%, 8/15/14	5/22/92	70,982	65,032	72,402
Fairbanks, 1 loan, Utah, 4.13%, 11/1/18	5/21/92	16,576	14,069	17,073
Knutson Mortgage Portfolio I, 2 loans, Maine and Montana, 9.52%, 1/26/18	2/26/92	116,809	111,462	120,313
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 8/1/19	9/9/92	39,127	37,170	40,301
Nomura III, 2 loans, California & New York, 5.57%, 3/15/18	9/29/95	57,279	51,777	58,997
Rand Mortgage Corporation, 1 loan, Texas, 9.50%, 1/1/17	2/21/92	27,983	22,936	28,823

			409,520	448,465

Total Whole Loans			33,714,711	33,275,474

Corporate Note ¥ ¶ — 6.6%
Fixed Rate — 6.6%
Stratus Properties V, 6.92%, 12/31/11	6/1/07	3,500,000	3,500,000	3,605,000

U.S. Government Agency Mortgage-Backed Securities — 11.1%
Fixed Rate — 11.1%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 a		343,995	350,557	372,056
9.00%, 7/1/30, #C40149		62,309	63,640	69,624
5.00%, 5/1/39, #G05430 a		1,615,144	1,657,737	1,693,946
First American Mortgage Funds 2010 Quarterly Report

Schedule of INVESTMENTS May 31, 2010 (unaudited)
American Strategic Income Portfolio (ASP)

	PAR/		FAIR
DESCRIPTION	SHARES	COST	VALUE ¶
Federal National Mortgage Association,
6.00%, 10/1/16, #610761 a	$147,864	$149,493	$159,784
5.00%, 7/1/18, #724954 a	905,144	904,361	971,484
6.50%, 6/1/29, #252497 a	102,433	101,881	113,617
7.50%, 3/1/30, #495694	54,995	54,277	60,300
7.50%, 5/1/30, #535289 a	24,085	23,436	27,185
8.00%, 5/1/30, #538266 a	7,270	7,196	8,393
6.00%, 5/1/31, #535909 a	191,976	192,856	210,678
6.50%, 11/1/31, #613339 a	102,032	103,864	113,172
5.50%, 7/1/33, #720735 a	1,311,600	1,298,722	1,406,274
5.00%, 7/1/39, #935588 a	836,430	856,242	876,286

Total U.S. Government Agency Mortgage-Backed Securities		5,764,262	6,082,799

Commercial Mortgage-Backed Securities — 26.3%
Other — 26.3%
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4, 5.91%, 9/11/38 ¶ Δ	1,200,000	981,800	1,248,377
Series 2007-PWR17, Class A4, 5.69%, 6/11/50	1,985,000	1,771,813	1,962,527
Series 2007-T28, Class A4, 5.74%, 9/11/42	1,200,000	941,253	1,230,362
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.40%, 7/15/44 b Δ	2,357,000	1,526,193	2,450,869
Series 2007-CD5, Class A4, 5.89%, 11/15/44 Δ	1,550,000	1,448,602	1,530,595
GS Mortgage Securities Corporation II,
Series 2006-GG8, Class A4, 5.56%, 11/10/39	2,900,000	2,027,878	2,843,808
LB-UBS Commercial Mortgage Trust,
Series 2008-C1, Class A2, 6.32%, 4/15/41 Δ	1,875,000	1,391,205	1,920,748
Morgan Stanley Capital I,
Series 2007-T27, Class A4, 5.80%, 6/13/42 Δ	1,160,000	937,456	1,190,605

Total Commercial Mortgage-Backed Securities		11,026,200	14,377,891

Preferred Stocks b — 23.6%
Real Estate Investment Trusts — 23.6%
AMB Property, Series L	26,560	597,940	551,651
AMB Property, Series M	5,600	139,850	120,736
BRE Properties, Series C	30,150	599,080	696,163
BRE Properties, Series D	2,400	47,688	55,800
Developers Diversified Realty, Series G	20,000	447,000	451,800
Developers Diversified Realty, Series H	12,060	247,230	256,275
Developers Diversified Realty, Series I	1,950	40,658	41,633
Duke Realty, Series J	2,100	52,246	42,378
Duke Realty, Series L	8,750	167,300	177,450
Duke Realty, Series M	26,120	532,400	560,013
Duke Realty, Series O	20,300	479,080	503,440
Equity Residential Properties, Series N	28,800	557,520	673,056
HRPT Properties Trust, Series B	8,171	212,725	203,540
National Retail Properties, Series C	25,000	527,500	602,750
ProLogis Trust, Series F	5,975	139,549	119,739
ProLogis Trust, Series G	3,800	79,800	77,178
PS Business Parks, Series H	22,060	389,700	522,822
PS Business Parks, Series I	4,240	83,401	96,884
PS Business Parks, Series K	25,000	578,750	633,250
PS Business Parks, Series M	12,060	248,436	285,822
PS Business Parks, Series P	3,750	71,887	85,125
Public Storage, Series A	6,000	144,291	139,800
Public Storage, Series C	5,000	100,000	119,450
Public Storage, Series E	14,200	263,000	347,048
Public Storage, Series F	9,300	231,105	218,550
First American Mortgage Funds 2010 Quarterly Report

Schedule of INVESTMENTS May 31, 2010 (unaudited)
American Strategic Income Portfolio (ASP)

			FAIR
DESCRIPTION	SHARES	COST	VALUE ¶
Public Storage, Series I	12,060	$262,305	$302,585
Public Storage, Series K	8,000	174,000	203,360
Public Storage, Series X	3,000	74,330	68,910
Public Storage, Series Z	11,500	282,309	264,730
Realty Income, Series D	20,500	546,185	522,750
Realty Income, Series E	37,060	714,246	907,970
Regency Centers, Series C	22,060	482,737	535,176
Regency Centers, Series E	24,060	483,600	532,688
Simon Property Group, Series J	11,000	511,500	698,390
UDR, Series G	22,000	506,000	481,140
Vornado Realty Trust, Series E	4,800	121,338	111,744
Vornado Realty Trust, Series G	30,000	483,000	655,200

Total Preferred Stocks		11,619,686	12,866,996

Total Unaffiliated Investments		65,624,859	70,208,160

Short-Term Investment — 1.3%
First American Prime Obligations Fund, Class Z, 0.09% x	707,630	707,630	707,630

Total Investments ▲ — 129.9%		$66,332,489	$70,915,790

Other Assets and Liabilities, Net — (29.9)%			(16,339,195)

Total Net Assets — 100.0%			$54,576,595

¶	The fund’s investments in whole loans (single family, multifamily, and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, these investments are initially fair valued at cost as this approximates fair value and adjusted using a FAF Advisors, Inc. (“FAF Advisors”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans as the case may be. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week. The results of the pricing model may be further subject to price floors given the intrinsic values of the underlying properties subject to the loans and ceilings due to the illiquid nature of the loans. FAF Advisors has modified, and may in the future modify, price floors, price ceilings, and other factors contained in the model in light of changing economic and market conditions. Such modifications will affect the fund’s net asset value.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.
First American Mortgage Funds 2010 Quarterly Report

Schedule of INVESTMENTS May 31, 2010 (unaudited)
American Strategic Income Portfolio (ASP)
The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts, swaps, and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing.

As of May 31, 2010, the fund held internally fair valued securities with a value of $36,880,474 or 67.6% of total net assets.

¥	Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See ¶ footnote above. The total fair value of all illiquid securities was $36,880,474 or 67.6% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2010. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of May 31, 2010.

b	Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company (“MMLIC”). On May 31, 2010, securities valued at $41,046,321 were pledged as collateral for the following outstanding borrowings:

		Accrued
Amount	Rate*	Interest
$8,600,000	5.00%	$1,195
2,400,000	5.00%	333

$11,000,000		$1,528

*	Interest rate as of May 31, 2010. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus 2.625% subject to a “floor” interest rate of 5.00% and reset monthly.
Description of collateral:
Whole Loans
Advance Self Storage, Lincoln, NE, 6.13%, 1/1/11, $1,362,211 par
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17, $1,890,175 par
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11, $1,139,667 par
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12, $1,882,029 par
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17, $1,250,000 par
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17, $2,000,000 par
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 3/1/11, $1,559,898 par
Naples Boat Club, Naples, FL, 6.43%, 1/1/17, $1,643,028 par
Palace Court, Santa Fe, NM, 6.68%, 11/1/11, $1,871,645 par
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13, $1,900,000 par
Park Hollywood, Portland, OR, 7.38%, 6/1/12, $1,076,585 par
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/11, $1,348,080 par
Rockwood Galleria, Gresham, OR, 7.25%, 2/1/11, $1,475,507 par
Stephens Center, Missoula, MT, 6.38%, 9/1/10, $1,771,266 par
The Storage Place, Marana, AZ, 6.65%, 1/1/13, $3,200,000 par
Commercial Mortgage-Backed Security
Citigroup/Deutsche Bank Commercial Mortgage Trust, series 2005-CD1, Class A4, 5.40%, 7/15/44, $2,357,000 par
Preferred Stocks
AMB Property, Series L, 26,560 shares
AMB Property, Series M, 5,600 shares
BRE Properties, Series C, 30,150 shares
BRE Properties, Series D, 2,400 shares
Developers Diversified Realty, Series G, 20,000 shares
Developers Diversified Realty, Series H, 12,060 shares
Developers Diversified Realty, Series I, 1,950 shares
Duke Realty, Series J, 2,100 shares
Duke Realty, Series L, 8,750 shares
Duke Realty, Series M, 26,120 shares
Duke Realty, Series O, 20,300 shares
Equity Residential Properties, Series N, 28,800 shares
HRPT Properties Trust, Series B, 8,171 shares
National Retail Properties, Series C, 25,000 shares
ProLogis Trust, Series F, 5,975 shares
ProLogis Trust, Series G, 3,800 shares
PS Business Parks, Series H, 22,060 shares
PS Business Parks, Series I, 4,240 shares
PS Business Parks, Series K, 25,000 shares
PS Business Parks, Series M, 12,060 shares
PS Business Parks, Series P, 3,750 shares
Public Storage, Series A, 6,000 shares
Public Storage, Series C, 5,000 shares
Public Storage, Series E, 14,200 shares
Public Storage, Series F, 9,300 shares
Public Storage, Series I, 12,060 shares
Public Storage, Series K, 8,000 shares
Public Storage, Series X, 3,000 shares
Public Storage, Series Z, 11,500 shares
Realty Income, Series D, 20,500 shares
Realty Income, Series E, 37,060 shares
Regency Centers, Series C, 22,060 shares
Regency Centers, Series E, 24,060 shares
Simon Property Group, Series J, 11,000 shares
UDR, Series G, 22,000 shares
Vornado Realty Trust, Series E, 4,800 shares
Vornado Realty Trust, Series G, 30,000 shares
The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $8,600,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $2,400,000. Loans made under the loan agreement are secured by whole loans in the fund’s portfolio and bear interest at the one-month LIBOR plus 2.625% with a “floor” interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund’s revolving loan commitment.
First American Mortgage Funds 2010 Quarterly Report

Schedule of INVESTMENTS May 31, 2010 (unaudited)
American Strategic Income Portfolio (ASP)
¶	Interest Only — Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2010.
§	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.
Δ	Variable Rate Security — The rate shown is the net coupon rate in effect as of May 31, 2010.
a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2010, securities valued at $5,952,875 were pledged as collateral for the following outstanding reverse repurchase agreements:

	Acquisition			Accrued	Name of Broker and Description
Amount	Date	Rate*	Due	Interest	of Collateral
$4,803,000	5/24/10	0.27%	6/24/10	$288	(1)
826,000	5/10/10	0.25%	6/9/10	126	(2)

$5,629,000				$414

*	Interest rate as of May 31, 2010. Rate is based on the LIBOR plus a spread and reset monthly.
Name of broker and description of collateral:
(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $343,995 par
Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,615,144 par
Federal National Mortgage Association, 6.00%, 10/1/16, $147,864 par
Federal National Mortgage Association, 5.00%, 7/1/18, $905,144 par
Federal National Mortgage Association, 6.50%, 6/1/29, $102,433 par
Federal National Mortgage Association, 7.50%, 5/1/30, $24,085 par
Federal National Mortgage Association, 8.00%, 5/1/30, $7,270 par
Federal National Mortgage Association, 6.00%, 5/1/31, $191,976 par
Federal National Mortgage Association, 6.50%, 11/1/31, $102,032 par
Federal National Mortgage Association, 5.50%, 7/1/33, $1,311,600 par

(2)	Goldman Sachs:

Federal National Mortgage Association, 5.00%, 7/1/39, $836,430 par
The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government agency mortgage-backed securities as collateral.
x	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2010.
▲	On May 31, 2010, the cost of investments for federal income tax purposes was approximately $66,332,489. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$5,780,029
Gross unrealized depreciation	(1,196,728)

Net unrealized appreciation	$4,583,301

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the fund’s investments in whole loans.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
First American Mortgage Funds 2010 Quarterly Report

Schedule of INVESTMENTS May 31, 2010 (unaudited)
American Strategic Income Portfolio (ASP)
As of May 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Whole Loans	$—	$—	$33,275,474	$33,275,474
Commercial Mortgage-Backed Securities	—	14,377,891	—	14,377,891
Preferred Stocks	12,866,996	—	—	12,866,996
U.S. Government Agency Mortgage-Backed Securities	—	6,082,799	—	6,082,799
Corporate Note	—	—	3,605,000	3,605,000
Short-Term Investment	707,630	—	—	707,630

Total Investments	$13,574,626	$20,460,690	$36,880,474	$70,915,790

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole	Corporate	Total
	Loans	Note	Fair Value
Balance as of August 31, 2009	$35,031,543	$3,570,000	$38,601,543
Realized gain (loss)	4,599	—	4,599
Net change in unrealized appreciation or depreciation	380,426	35,000	415,426
Net purchases (sales)	(2,141,094)	—	(2,141,094)

Balance as of May 31, 2010	$33,275,474	$3,605,000	$36,880,474

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of May 31, 2010	$385,772	$35,000	$420,772

First American Mortgage Funds 2010 Quarterly Report

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
American Strategic Income Portfolio Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: July 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: July 28, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer
Date: July 28, 2010